ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES

NOTE 4 — ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses represents management’s best estimate of losses inherent in the portfolio and is evaluated on a regular basis and reviewed by the Board of Directors. The allowance for possible loan losses includes allowance allocations in accordance with Accounting Standards Codification (ASC) Topic 310, “Receivables” and allowance allocations calculated in accordance with ASC Topic 450, “Contingencies.”  In analyzing the adequacy of the allowance for loan losses, we utilize a comprehensive loan grading system to determine the risk potential in the portfolio and also consider the results of independent third party credit reviews. Bancorp’s process is designed to account for credit deterioration as it occurs.  The allowance is based upon Bancorp’s evaluation of the pertinent factors underlying the quality and composition of the loan portfolio, levels and trends in losses and delinquencies, current economic conditions, specific industry conditions and estimated value of any underlying collateral. These evaluations are inherently subjective and it requires management to make numerous assumptions, estimates and judgments that are susceptible to significant revision as more information becomes available.

While Bancorp believes that it uses the best information available to determine the allowance for loan losses and that our processes adequately address the various components that could potentially result in credit losses, the processes and the various components include features that may be susceptible to significant change. There are numerous components that enter into the evaluation of the allowance for loan losses. Some are quantitative while others require Bancorp to make qualitative judgments. Unforeseen market conditions and unfavorable differences between the actual outcome of credit-related events and our estimates and projections could require an additional provision for credit losses, which would negatively impact Bancorp’s results of operations in future periods. Also, growth of the loan portfolio and a further decline in the performance of the economy, in general, or a further decline in real estate values in our market areas, in particular, could have an adverse impact on collectability, increase the level of non-performing loans or have other adverse effects which alone or in aggregate could have a material adverse effect on our business, financial condition, results of operation and cash flows which may require additional provisions to our allowance for loan losses. The ultimate recovery of loans is susceptible to future market factors beyond Bancorp’s control. Additionally, loans are subject to examinations by regulators, who, based upon their judgment, may require Bancorp to make additional provisions or adjustments to its allowance for loan losses. The allowance consists of specific, general and unallocated components.

Specific Valuation Allowance: A specific valuation allowance is established based on a review of impaired loans for specific weaknesses, impairment and loss exposure.  A loan is considered impaired when management determines that it is probable that Bancorp will be unable to collect all contractual amounts of principal and interest as scheduled in the loan agreement. Factors considered by management in determining impairment include payment status and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The assessment for impairment occurs when and while loans are designated as substandard per Bancorp’s internal risk rating system or when and while such loans are on non-accrual or when loans are considered troubled debt restructures. Substandard, troubled debt restructured loans or non-accrual loans with an outstanding balance of $250,000 or more, are reviewed for impairment and are analyzed individually on a quarterly basis. Generally, smaller balance loans, including commercial loans under the threshold or consumer and credit card loans, are grouped with other loans in its product type and risk grade category for reserve purposes. In general, the specific allocation for a loan is equal to the impairment measured by ASC 310.  If the loan is collateral dependent, a specific reserve is established when the value of the loan collateral is less than Bancorp’s recorded investment in the loan.  If the loan is not collateral dependent, a specific allocation is established when the discounted cash flow expected to be collected is less than Bancorp’s recorded investment in the loan.

General Allowance: The general allowance is based on historical loan loss experience for different loan types and different risk gradings with adjustments for current events and conditions.  Bancorp’s loan portfolio is broken into different loan types and different risk ratings.  For real estate and commercial loans, Bancorp uses historical loss experience factors by loan category, adjusted for changes in trends and conditions, to help determine an indicated allowance for each category based on individual risk ratings. In addition, other factors are considered in the analysis including volumes and trends of delinquencies, levels of nonaccrual loans, repossessions and bankruptcies, trends in criticized and classified loans, and expected losses on loans secured by real estate, new policies, economic conditions, concentrations of credit risk, management’s judgment about risks inherent in the portfolio and the experience and abilities of lending personnel are also taken into consideration. Historical loss rates for commercial and real estate type loans are established by examining historical charge-off data for each pool of loans, typically over the last 5 years (although the period may be shortened based on current and expected trends and conditions). Bancorp’s process is designed to account for credit deterioration as it occurs. Loss factor rates for consumer loans are based on West Coast consumer loan loss statistics from Equifax and the loss factors for Credit Cards are based on Federal Reserve Statistical loss rates.

Unallocated General Allowance: An unallocated general allowance is established based on an additional review of the adequacy of the allowance on the loan portfolio in its entirety, as well as our judgmental consideration of any adjustments necessary for subjective factors such as economic uncertainties and concentration risks. The unallocated allowance also provides for other credit losses inherent in the loan portfolio that may not have been contemplated in the general and specific components of the allowance.

The following is an analysis of the changes in the allowance for loan losses as of December 31, 2011, 2010 and 2009:

(dollars in thousands) Allowance for loan losses: December 31, 2011	Commercial	Commercial Real Estate	Other Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Balance, beginning of year	$1,494	$2,564	$1,400	$67	$855	$699	$7,079
Loans charged off	(1,430)	(1,132)	(417)	(15)	(383)	—	(3,377)
Recoveries	33	6	109	—	104	—	252
Provision (benefit)	1,107	148	23	45	94	(188)	1,229
Balance, end of year	$1,204	$1,586	$1,115	$97	$670	$511	$5,183

Ending balance: individually evaluated for impairment	$40	$95	$—	$—	$20	$—	$155
Ending balance: collectively evaluated for impairment	$1,164	$1,491	$1,115	$97	$650	$511	$5,028

Loans Receivable:
Ending balance	$65,408	$98,695	$145,550	$6,698	$37,873		$354,224
Ending balance: individually evaluated for impairment	$895	$8,012	$8,919	$658	$118		$18,602
Ending balance: collectively evaluated for impairment	$64,513	$90,683	$136,631	$6,040	$37,755		$335,622

(dollars in thousands) Allowance for loan losses: December 31, 2010	Commercial	Commercial Real Estate	Other Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Balance, beginning of year	$1,457	$2,287	$1,156	$328	$924	$731	$6,883
Loans charged off	(635)	(55)	(340)	(239)	(385)	—	(1,654)
Recoveries	55	—	7	—	88	—	150
Provision (benefit)	617	332	577	(22)	228	(32)	1,700
Balance, end of year	$1,494	$2,564	$1,400	$67	$855	$699	$7,079

Ending balance: individually evaluated for impairment	$540	$350	$2	$—	$14	$—	$906
Ending balance: collectively evaluated for impairment	$954	$2,214	$1,398	$67	$841	$699	$6,173

Loans Receivable:
Ending balance	$69,177	$102,749	$149,972	$4,036	$40,144		$366,078
Ending balance: individually evaluated for impairment	$3,699	$5,703	$7,333	$968	$168		$17,871
Ending balance: collectively evaluated for impairment	$65,478	$97,046	$142,639	$3,068	$39,976		$348,207

(dollars in thousands) Allowance for loan losses: December 31, 2009	Commercial	Commercial Real Estate	Other Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Balance, beginning of year	$1,683	$1,218	$951	$291	$590	$717	$5,450
Loans charged off	(317)	(1,367)	(155)	(284)	(474)	—	(2,597)
Recoveries	90	—	207	—	138	—	435
Provision (benefit)	1	2,436	153	321	670	14	3,595
Balance, end of year	$1,457	$2,287	$1,156	$328	$924	$731	$6,883

Ending balance: individually evaluated for impairment	$22	$936	$14	$203	$5	$—	$1,180
Ending balance: collectively evaluated for impairment	$1,435	$1,351	$1,142	$125	$919	$731	$5,703

Loans Receivable:
Ending balance	$76,858	$102,375	$159,524	$14,636	$41,152		$394,545
Ending balance: individually evaluated for impairment	$1,053	$10,247	$10,198	$2,711	$159		$24,368
Ending balance: collectively evaluated for impairment	$75,805	$92,128	$149,326	$11,925	$40,993		$370,177